Fair Value (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2022 and March 31, 2022:

			September 30, 2022
	Notes		Level 1	Level 2	Level 3	Total
Assets
Assets held for sale	2	(d)	$3,203,557	$—	$—	$3,203,557

Total			$3,203,557	$—	$—	$3,203,557

Liabilities
Liability related to warrants	8		$—	$—	$2,820,025	$2,820,025

Total			$—	$—	$2,820,025	$2,820,025

		March 31, 2022
	Notes	Level 1	Level 2	Level 3	Total
Liabilities
Liability related to warrants	8	$—	$—	$5,570,530	$5,570,530

Total		$—	$—	$5,570,530	$5,570,530

The following
table presents the Corporation’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and 2021:

		March 31, 2022
	Notes	Level 1	Level 2	Level 3	Total
Assets
Other financial assets - Sprout Call Option	4	$—	$—	$—	$—

Total		$—	$—	$—	$—

Liabilities
Liability related to warrants	12	$—	$—	$5,570,530	$5,570,530

Total		$—	$—	$5,570,530	$5,570,530

		March 31, 2021
	Notes	Level 1	Level 2	Level 3	Total
Assets
Marketable securities - Acasti Shares		$150,000	$—	$—	$150,000
Other financial assets - Sprout Call Option	4	—	—	5,615,167	5,615,167

Total		$150,000	$—	$5,615,167	$5,765,167

Liabilities
Liability related to warrants	12	$—	$—	$10,462,137	$10,462,137

Total		$—	$—	$10,462,137	$10,462,137

Summary of Reconciliation of Beginning and Ending Balance of Call Option
The following table presents a reconciliation of the beginning and ending balance of the Call Option:

		Years ended
	Notes	March 31, 2022	March 31, 2021
Balance as at April 1st 2021 and 2020		$5,615,167	$—
Increase arising from business combination	4	—	5,523,255
Change in fair value		(5,606,683)	83,428
Effect of movements in exchange rate		(8,484)	8,484

Balance as at March 31, 2022 and 2021		$—	$5,615,167